As filed with the Securities and Exchange Commission on October 28, 2020
Commission File Nos. 333-228806
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 8	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 550	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Executive Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Associate General Counsel, Legal Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on November 2, 2020 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

EXPLANATORY NOTE: This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing supplements to the prospectus. Part C is also amended as reflected therein. Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement Dated November 2, 2020
To The Prospectus Dated April 27, 2020 For

PERSPECTIVE II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
(Contracts offered for sale on and after June 24, 2019)

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Jackson of NY Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

Effective November 2, 2020, your prospectus is revised to accommodate changes to the way Bonus percentage options, Guaranteed Withdrawal Balance Adjustment percentages, and Guaranteed Annual Withdrawal Amount percentages are disclosed for certain optional living and death benefits. Starting on the effective date of this supplement, these values will be disclosed in Rate Sheet Prospectus Supplements, and will be removed from the body of the prospectus. Your prospectus is revised as follows:

GENERAL REVISIONS RELATED TO THE UTILIZATION OF RATE SHEET PROSPECTUS SUPPLEMENTS.

➢    On the cover page of the prospectus, immediately after the second paragraph, the following paragraph is inserted:

This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current Bonus percentages, Guaranteed Withdrawal Balance Adjustment percentages, and Guaranteed Annual Withdrawal Amount percentages for certain add-on living and death benefits. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com.

➢    In the Table of Contents of the prospectus, new line-items for newly added appendices are added as follows:

APPENDIX D (Historical GAWA Percentages)	D-1
APPENDIX E (Historical GWB Adjustment Percentages)	E-1
APPENDIX F (Historical GMWB Bonus Percentages)	F-1

➢    In the section titled “Glossary” on page 1 of the prospectus, a new definition for Rate Sheet Prospectus Supplement is added as follows:

Rate Sheet Prospectus Supplement - a supplement to the prospectus that lists certain values currently applicable to new purchases of add-on benefits.

REVISIONS RELATED TO THE UTILIZATION OF RATE SHEET PROSPECTUS SUPPLEMENTS FOR DISCLOSURE OF GMWB BONUS PERCENTAGES.

➢    In the table titled “Periodic Expenses”, appearing under “FEES AND EXPENSES TABLES” on page 5 of the prospectus, the line items for the following add-on benefits are deleted and replaced with the following:

	Maximum Annual Charge	Current Annual Charge
For Life GMWB With Bonus and Step-Up to the Highest Quarterly Contract Value (“LifeGuard Freedom Flex® GMWB”) with the Income Stream Max GAWA% Table, Bonus III, and Annual Step-Up [14]	3.00%	1.68%
Joint For Life GMWB With Bonus and Step-Up to the Highest Quarterly Contract Value (“LifeGuard Freedom Flex® With Joint Option GMWB”) with the Income Stream Max GAWA% Table, Bonus III, and Annual Step-Up [15]	3.00%	1.80%

➢    In the section titled “Optional Death Benefit - LifeGuard Freedom Flex DB NY Charge.” appearing under “Contract Charges.” on page 39 of the prospectus, the first paragraph is deleted and replaced with the following:

Optional Death Benefit – LifeGuard Freedom Flex DB NY Charge. If you select the LifeGuard Freedom Flex DB NY optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB with the Bonus II option, you will pay two separate charges for the combined benefit. The charge for LifeGuard Freedom Flex DB NY, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB. The charge for this death benefit begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GMWB Death Benefit. The percentage varies depending on which Guaranteed Annual Withdrawal Amount Percentage (“GAWA%”) table you elect (see table below). At the time you purchased your Contract different Bonus option requirements may have been in place for election of the LifeGuard Freedom Flex DB NY. Please see “Appendix F (Historical GMWB Bonus Percentages)” for more information.

➢    In the sections titled “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge.” and “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge.” appearing under “CONTRACT CHARGES” on pages 43 and 44, respectively, of the prospectus, all references to the 4% Bonus are replaced with references to “Bonus I,” all references to the 5% Bonus are replaced with references to “Bonus II,” and all references to the 6% Bonus are replaced with references to “Bonus III.”

➢    In the subsections titled “Bonus” appearing under both the section titled “For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net GMWB”).” and the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net With Joint Option GMWB”).” on pages 71 and 84, respectively, of the prospectus, the following revisions are made:

1.    all references to the "5% Bonus" generally, and references to "5% of the Bonus Base" are deleted and replaced with references to "a percentage,"; and

2.    In the first paragraph of the subsection, the following language is inserted immediately after the second sentence:

The current bonus percentage is disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com. For a list of historical bonus percentages, please see “Appendix F (Historical GMWB Bonus Percentages).”

➢    In the section titled “Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”).” on page 85 of the prospectus, the following changes are made:

1.    In the second paragraph, the first bullet point is deleted and replaced with the following:

•a range of bonus percentage amounts (Current bonus percentage amounts are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com. For a list of historical bonus percentages, please see “Appendix F (Historical GMWB Bonus Percentages).”),

2.    In the "Available Option Combinations" tables for the LifeGuard Freedom Flex and LifeGuard Freedom Flex with Joint Option GMWBs, all references to the 4% Bonus are replaced with references to "Bonus I," all references to the 5% Bonus are replaced with references to "Bonus II," and all references to the 6% Bonus are replaced with references to "Bonus III."

3.    The footnote regarding the availability of the LifeGuard Freedom Flex DB NY Death Benefit, immediately following the “Available Option Combinations” tables, is deleted and replaced with the following:

*This Guaranteed Death Benefit is only available in conjunction with the purchase of the Bonus II option within the LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex GMWB with Bonus II Option”). At the time you purchased your Contract, different Bonus option requirements may have been in place for election of the LifeGuard Freedom Flex DB NY. Please see “Appendix F (Historical GMWB Bonus Percentages)” for more information.
➢    In the subsections titled “Step-up” appearing under both the section titled “LifeGuard Freedom Flex GMWB” and the section titled “LifeGuard Freedom Flex With Joint Option GMWB” on pages 92 and 102, respectively, of the prospectus, in the first paragraph, all references to specific Bonus percentages are deleted, and the following new sentence is inserted at the end of the paragraph:

For more information about available Bonus options, please see “Bonus” below.

➢    In the subsection titled “Owner’s Death” appearing under the section titled “LifeGuard Freedom Flex GMWB” on page 93 of the prospectus, the second paragraph is deleted and replaced with the following:

Also see the “LifeGuard Freedom Flex DB NY” under “Optional Death Benefits”, beginning on page 133, for the death benefit that differs from the Contract’s death benefit and is available only in combination with the selection of the Bonus II option. At the time you purchased your Contract, different Bonus option requirements may have been in place for election of the LifeGuard Freedom Flex DB NY. Please see “Appendix F (Historical GMWB Bonus Percentages)” for more information.

➢    In the subsections titled “Bonus” appearing under both the section titled “LifeGuard Freedom Flex GMWB” and the section titled “LifeGuard Freedom Flex With Joint Option GMWB” on pages 95 and 106, respectively, of the prospectus, the following revisions are made:

1.    All references to specific Bonus percentages are deleted and replaced with references to “a percentage,”;

2.    References to "4, 5 or 6% of the Bonus Base" are replaced by "a percentage of the Bonus Base, determined by your Bonus option election"; and

3.    In the first paragraph of the subsection, the following language is inserted immediately after the second sentence:

The current Bonus percentage options are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com. For a list of historical Bonus percentage options, please see “Appendix F (Historical GMWB Bonus Percentages).”

➢    In the section titled “DEATH BENEFIT” on page 131 of the prospectus, the first paragraph is deleted and replaced with the following:

The Contract has a basic death benefit, which is payable during the accumulation phase. Instead, you may choose an optional death benefit for an additional charge. The LifeGuard Freedom Flex DB NY optional death benefit currently may only be selected at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB with the Bonus II option. At the time you purchased your Contract, different Bonus option requirements may have been in place for election of the LifeGuard Freedom Flex DB NY. Please see “Appendix F (Historical GMWB Bonus Percentages)” for more information. The optional death benefits are only available at the time you apply for a Contract. In addition, once an optional death benefit is chosen, it cannot be canceled. All optional death benefits (except LifeGuard Freedom Flex DB and LifeGuard Freedom Accelerator DB NY) will terminate upon the death of the Owner. For more information about how your spousal beneficiary may elect to continue LifeGuard Freedom Flex DB NY or LifeGuard Freedom Accelerator DB NY upon your death, please see “Spousal Continuation Option” on page 137.

➢    In the section titled “Optional Death Benefits.” on page 132 of the prospectus, the second paragraph is deleted and replaced with the following:

The optional death benefits are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. The Highest Anniversary Value GMDB is available if you are 79 years of age or younger on the Contract’s Issue Date. The LifeGuard Freedom Flex DB NY is only available at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB with the Bonus II option and only if the Designated Life is 35 to 75 years of age on the Issue Date. At the time you purchased your Contract, different Bonus option requirements may have been in place for election of the LifeGuard Freedom Flex DB NY. Please see “Appendix F (Historical GMWB Bonus Percentages)” for more information. The LifeGuard Freedom Accelerator DB NY is only available in conjunction with the purchase of the LifeGuard Freedom Accelerator GMWB and only if the Designated Life is 45 to 75 years of age on the date the endorsement is added to the Contract. The older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit.

➢    In the subsection titled “LifeGuard Freedom Flex DB NY” appearing under the section titled “Optional Death Benefits.” on page 133 of the prospectus, the following revisions are made:

1.    all references to specific Bonus percentage requirements for election of the LifeGuard Freedom Flex Death Benefit, both current and historical, are deleted and replaced with references to “Bonus II”; and

2.    In the second paragraph, the fifth sentence is deleted and replaced with the following:

Please refer to the current Rate Sheet Prospectus Supplement at www.jackson.com, contact your financial professional, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

➢    A new Appendix is added to the prospectus, as follows:

APPENDIX F

HISTORICAL GMWB BONUS PERCENTAGES

I.    LifeGuard Freedom Net GMWB

For GMWBs issued between June 24, 2019 and August 9, 2020, the GMWB Bonus percentage is 6%.

II.    LifeGuard Freedom Net With Joint Option GMWB

For GMWBs issued between June 24, 2019 and August 9, 2020, the GMWB Bonus percentage is 6%.

III.    LifeGuard Freedom Flex GMWB

For GMWBs issued between June 24, 2019 and August 9, 2020, the GWB Bonus percentage options are 5, 6, and 7%.

IV.    LifeGuard Freedom Flex With Joint Option GMWB

For GMWBs issued between June 24, 2019 and August 9, 2020, the GWB Bonus percentage options are 5 and 6%.

V.    LifeGuard Freedom Flex DB NY

For GMWBs issued between June 24, 2019 and August 9, 2020 the Bonus option requirement for election of the LifeGuard Freedom Flex DB NY was 6%.

REVISIONS RELATED TO THE UTILIZATION OF RATE SHEET PROSPECTUS SUPPLEMENTS FOR DISCLOSURE OF GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT PERCENTAGES.

➢    In the subsections titled “Guaranteed Withdrawal Balance Adjustment.” appearing under both the section titled “For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net GMWB”).” and the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net With Joint Option GMWB”).” on pages 67 and 79, respectively, of the prospectus, in the third paragraph, the first and second bullet points under the header “The GWB adjustment is determined as follows:” are deleted and replaced with the following:

•On the effective date of this endorsement, the GWB adjustment is equal to a percentage of the GWB, subject to a maximum of $10 million. The current GWB adjustment percentages are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com. For a list of historical GWB adjustment percentages, please see “Appendix E (Historical GWB Adjustment Percentages).”

•With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the GWB adjustment percentage of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $10 million. (See Example 3 in Appendix C under section “II. LifeGuard Freedom Net”.)

➢    In the subsections titled “Guaranteed Withdrawal Balance Adjustment.” appearing under both the section titled “LifeGuard Freedom Flex GMWB” and the section titled “LifeGuard Freedom Flex With Joint Option GMWB” on pages 91 and 101, respectively, of the prospectus, in the third paragraph, the first bullet point under the header “The GWB adjustment is determined as follows:” is deleted and replaced with the following:

•On the effective date of this endorsement, the GWB adjustment is equal to a percentage of the GWB, subject to a maximum of $10 million. The GWB adjustment percentage varies depending on which Bonus option is elected. Current GWB adjustment percentages are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com. For a list of historical GWB adjustment percentages, please see “Appendix E (Historical GWB Adjustment Percentages).” For more information about the available Bonus options, please see “Bonus” below.

➢    A new Appendix is added to the prospectus, as follows:

APPENDIX E

HISTORICAL GWB ADJUSTMENT PERCENTAGES

I.    LifeGuard Freedom Net GMWB

For GMWBs issued between June 24, 2019 and August 9, 2020, the GWB Adjustment percentage is 200%.

II.    LifeGuard Freedom Net With Joint Option GMWB

For GMWBs issued between June 24, 2019 and August 9, 2020, the GWB Adjustment percentage is 200%.

III.    LifeGuard Freedom Flex GMWB

For GMWBs issued between June 24, 2019 and August 9, 2020, the GWB Adjustment percentage is 200%.

IV.    LifeGuard Freedom Flex With Joint Option GMWB

For GMWBs issued between June 24, 2019 and August 9, 2020, the GWB Adjustment percentage is 200%.

REVISION RELATED TO THE UTILIZATION OF RATE SHEET PROSPECTUS SUPPLEMENTS FOR DISCLOSURE OF GUARANTEED ANNUAL WITHDRAWAL AMOUNT PERCENTAGES.

➢    In the subsections titled “Withdrawals.” appearing under both the section titled “For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net GMWB”).” and the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net With Joint Option GMWB”).” on pages 63 and 75, respectively, of the prospectus, the first four paragraphs are deleted and replaced with the following:

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal. The GAWA percentage varies according to age group and selected Income Stream Level, and is determined based on the Designated Life’s attained age at the time of the first withdrawal. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are two different Income Stream Levels available, each of which provide different sets of GAWA percentages with different associated charges. The applicable GAWA percentages are disclosed in GAWA% tables, listed from the table offering the highest GAWA percentages for each age group (Income Stream Max GAWA% Table) to the table offering the lowest GAWA percentages for each age group (Income Stream Value GAWA% Table). The current GAWA% Tables are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the current Rate Sheet Prospectus Supplement, please visit www.jackson.com. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your financial professional, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. The current GAWA percentages are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the current Rate Sheet Prospectus Supplement, please visit www.jackson.com. Please see “Appendix D (Historical GAWA Percentages)” to view historical GAWA percentages. If we change the GAWA percentages, we will follow these procedures:

•When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a Rate Sheet Prospectus Supplement to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 142).

•If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a Rate Sheet Prospectus Supplement. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.

In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 37. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the Rate Sheet Prospectus Supplement that was applicable at the time you purchased your Contract. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus supplement, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

➢    In the subsections titled “Withdrawals.” appearing under both the section titled “LifeGuard Freedom Flex GMWB” and the section titled “LifeGuard Freedom Flex With Joint Option GMWB” on pages 90 and 100, respectively, of the prospectus, the first four paragraphs of the subsections are deleted and replaced with the following:

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and selected Income Stream Level, and is determined based on the Designated Life’s attained age at the time of the first withdrawal. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are two different Income Stream Levels available, each of which provide different sets of GAWA percentages with different associated charges. The applicable GAWA percentages are disclosed in GAWA% tables, listed from the table offering the highest GAWA percentages for each age group (Income Stream Max GAWA% Table) to the table offering the lowest GAWA percentages for each age group (Income Stream Value GAWA% Table). The current GAWA% Tables are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the current Rate Sheet Prospectus Supplement, please visit www.jackson.com. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your financial professional, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. The current GAWA percentages are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the current Rate Sheet Prospectus Supplement, please visit www.jackson.com. Please see “Appendix D (Historical GAWA Percentages)” to view historical GAWA percentages. If we change the GAWA percentages, we will follow these procedures:

•When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a Rate Sheet Prospectus Supplement to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 142).

•If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a Rate Sheet Prospectus Supplement. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.

In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 37. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the Rate Sheet Prospectus Supplement that was applicable at the time you purchased your Contract. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus supplement, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

➢    A new Appendix is added to the prospectus, as follows:

APPENDIX D

HISTORICAL GAWA PERCENTAGES

I.    LifeGuard Freedom Net GMWB

No historical GAWA percentages are available at this time for the LifeGuard Freedom Net GMWB.

II.    LifeGuard Freedom Net With Joint Option GMWB

No historical GAWA percentages are available at this time for the LifeGuard Freedom Net with Joint Option GMWB.

III.    LifeGuard Freedom Flex GMWB

For GMWBs issued between June 24, 2019 and August 9, 2020, the following GAWA% table was available:

7% Bonus Option
Ages	Income Stream Max GAWA% Table	Income Stream Value GAWA% Table
35 – 64	4.00%	3.00%
65 – 69	4.50%	3.50%
70 – 74	5.00%	4.00%
75 – 80	5.50%	4.50%
81+	6.00%	5.00%

IV.    LifeGuard Freedom Flex With Joint Option GMWB

No historical GAWA percentages are available at this time for the LifeGuard Freedom Flex with Joint Option GMWB.
_________________________________
To be used with JMV21451NY 04/20

NPV100113 11/20

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2019
Statements of Operations for the period ended December 31, 2019
Statements of Changes in Net Assets for the periods ended December 31, 2019, and 2018
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2019, and 2018
Consolidated Income Statements for the years ended December 31, 2019, 2018, and 2017
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2019, 2018, and 2017
Consolidated Statements of Cash Flows for the years ended December 31, 2019 2018, and 2017
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit No.	Description
1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.
3.
a.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).
b.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).
4.
a.
Specimen of the Perspective II Variable and Fixed Annuity Contract (VA775NY), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

b.	Specimen of Retirement Plan Endorsement (7275NY), incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).
c.
Specimen of Charitable Remainder Trust Endorsement (7487NY), incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

d.
Form of Non-Qualified Stretch Annuity Endorsement (7723NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-177298 and 811-08401).

e.
Form of Section 403(b) Tax Sheltered Annuity Endorsement (7725NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

f.
Form of Highest Anniversary Value Guaranteed Minimum Death Benefit (7733NY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).

g.	Form of Guaranteed Minimum Withdrawal Benefit (7737ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).
h.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up (7738ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).

i.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up (7739ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).

j.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7741ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).

k.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7742ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).

l.
Form of Individual Retirement Annuity Endorsement (ICC18 7715NY), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

m.
Form of Roth Individual Retirement Annuity Endorsement (ICC18 7716NY), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

n.
Form of Guaranteed Minimum Withdrawal Benefit With Step-Up (7748ANY), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

o.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credits and Annual Step-Up (7754ANY), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

p.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credits and Annual Step-Up (7755ANY), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

q.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credits, Annual Step-Up and Death Benefit (7756ANY), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

r.	Form of 4 Year Withdrawal Charge Schedule (7757NY), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).
s.	Form of Unisex Contract Endorsement (7763NY), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).
t.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up and Highest Anniversary Value Death Benefit (7764ANY), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

u.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up (ICC19 7765ANY), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 228806 and 811-08401).

v.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up to Highest Quarterly Contract Value (ICC19 7766ANY), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 228806 and 811-08401).

w.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up (ICC19 7767ANY), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 228806 and 811-08401).

x.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up to Highest Quarterly Contract Value (ICC19 7768ANY), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 228806 and 811-08401).

y.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [6%] Bonus, Annual Step-Up, and Death Benefit (ICC19 7769ANY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on February 28, 2019 (File Nos. 333-217502 and 811-08401).

z.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [6%] Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Death Benefit (LifeGuard Freedom Flex DB NY with Income Stream [Value, Max]) (ICC19 7770ANY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on February 28, 2019 (File Nos. 333-217502 and 811-08401).

aa.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (ICC19 7771ANY), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 228806 and 811-08401).

bb.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (ICC19 7772ANY), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 228806 and 811-08401).

cc.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (ICC19 7773ANY), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 228806 and 811-08401).

dd.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (ICC19 7774ANY), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 228806 and 811-08401).

5.
a.
Form of the Perspective II Variable and Fixed Annuity Application (NV775 04/19), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

b.	Specimen of Retirement Plan Endorsement (7275NY), incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).
c.
Form of the Perspective II Variable and Fixed Annuity Application (NV775 04/20), incorporated herein by reference to Registrant's Post-Effective Amendment No. 2, filed on April 21, 2020 (File Nos. 333-228806 and 811-08401).

d.
Form of the Perspective II Variable and Fixed Annuity Application (NV775 08/20), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on May 20, 2020 (File Nos. 333-228806 and 811-08401).

6.
a.	Declaration and Charter of Depositor, incorporated herein by reference to Registrant's to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).
b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).
c.
Form of the Perspective II Variable and Fixed Annuity Application (NV775 04/20), incorporated herein by reference to Registrant's Post-Effective Amendment No. 2, filed on April 21, 2020 (File Nos. 333-228806 and 811-08401).

7.
a.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

b.
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Patrick G. Boyle 2900 Westchester Ave. Purchase, NY 10577	Director

R. Kevin Clinton Michigan State University C337 Wells Hall 619 Red Cedar Road East Lansing, MI 48824	Director

Nancy F. Heller 2900 Westchester Ave. Purchase, NY 10577	Director

Scott E. Romine 300 Innovation Drive Franklin, TN 37067	Director

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	President

Axel André 1 Corporate Way Lansing, MI 48951	Executive Vice President & Chief Financial Officer

Andrew J. Bowden 1 Corporate Way Lansing, MI 48951	Executive Vice President, General Counsel & Secretary

Aimee R. DeCamillo 300 Innovation Drive Franklin, TN 37067	Executive Vice President & Chief Commercial Officer

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Executive Vice President & Chief Risk Officer

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Operating Officer, Chair and Director

Kenneth H. Stewart 1 Corporate Way Lansing, MI 48951	Executive Vice President, Corporate Development

Savvas (Steve) P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President, Controller & Treasurer

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Information Officer

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Senior Vice President, Group Chief Information Security Officer & Privacy Officer

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Senior Vice President & Director

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Senior Vice President & Deputy General Counsel

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Human Resources Officer

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Audit Executive

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Actuary & Appointed Actuary

Elizabeth Werner 1 Corporate Way Lansing, MI 48951	Senior Vice President

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President & Director

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

Andrew Campbell 1 Corporate Way Lansing, MI 48951	Vice President

William T. Devanney, Jr. 1 Corporate Way Lansing, MI 48951	Vice President

Lisa I. Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Scott J. Golde 1 Corporate Way Lansing, MI 48951	Vice President, Deputy General Counsel

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Courtney Hoffman 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Toni L. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

Diahn M. McHenry 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President, Illustration Actuary

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President & Assistant Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Bhatt L. Vadlamani 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York (“Depositor”), a stock life insurance company organized under the laws of the state of New York. The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 7, filed on October 28, 2020 (File Nos. 333-228801 and 811-08664).

Item 27. Number of Contract Owners as of September 30, 2020

Perspective II Contracts:

Qualified - 3,642
Non-Qualified - 1,349

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)    Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the

Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

(b)    Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	Chairman & Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Manager

Aimee DeCamillo 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer & Manager

Scott Romine 300 Innovation Drive Franklin, TN 37067	President of Advisory Solutions

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Alison Reed 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Operations

Marc Socol 300 Innovation Drive Franklin, TN 37067	Executive Vice President, National Sales Manager

Bryan Wilhelm 300 Innovation Drive Franklin, TN 37067	Executive Vice President

Bill Burrow 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Dana R. Melesky Flegler 1 Corporate Way Lansing, MI 48951	Senior Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Elizabeth Griffith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Aileen Herndon 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Julie Hughes 1 Corporate Way Lansing, MI 48951	Senior Vice President

Heidi Kaiser 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Compliance Officer

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Sward 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Vice President

Michelle Carroll 1 Corporate Way Lansing, MI 48951	Vice President

Court Chynces 300 Innovation Drive Franklin, TN 37067	Vice President

Bill Dixon 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Fitzgerald 300 Innovation Drive Franklin, TN 37067	Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Vice President

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Joseph Patracuollo 300 Innovation Drive Franklin, TN 37067	Vice President

Allison Pearson 300 Innovation Drive Franklin, TN 37067	Vice President

Kimberly Plyler 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Riggen 300 Innovation Drive Franklin, TN 37067	Vice President

Sam Rosenbrock 300 Innovation Drive Franklin, TN 37067	Vice President

David Russell 300 Innovation Drive Franklin, TN 37067	Vice President

Daniel Starishevsky 300 Innovation Drive Franklin, TN 37067	Vice President

Michael Story 1 Corporate Way Lansing, MI 48951	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Kendall Wetzel 300 Innovation Drive Franklin, TN 37067	Vice President

Sutton White 300 Innovation Drive Franklin, TN 37067	Vice President

Myles Womack 300 Innovation Drive Franklin, TN 37067	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

    Not Applicable.

Item 32. Undertakings and Representations

a)Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan on this 28th day of October, 2020.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Executive Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Executive Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	October 28, 2020
Michael I. Falcon, President

*	October 28, 2020
Axel André, Executive Vice President and Chief Financial Officer

*	October 28, 2020
Laura L. Prieskorn, Executive Vice President, Chief Operating Officer, Chair and Director

*	October 28, 2020
Michael A. Costello, Senior Vice President, Controller and Treasurer

*	October 28, 2020
Barrett M. Bonemer, Vice President and Director

*	October 28, 2020
Laura L. Hanson, Vice President and Director

*	October 28, 2020
Patrick G. Boyle, Director

*	October 28, 2020
R. Kevin Clinton, Director

*	October 28, 2020
Nancy F. Heller, Director

*	October 28, 2020
Scott E. Romine, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint Michael I. Falcon, Axel André, Andrew J. Bowden, Susan S. Rhee, and Scott J. Golde (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, 333-212425, 333-217502, 333-226898, 333-228806, 333-235566, and 333-235568), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 31st day of March, 2020.

/s/ MICHAEL I. FALCON
Michael I. Falcon, President

/s/ AXEL ANDRÉ
Axel André, Executive Vice President and Chief Financial Officer

/s/ AIMEE R. DECAMILLO
Aimee R. DeCamillo, Chief Commercial Officer

/s/ LAURA L. PRIESKORN
Laura L. Prieskorn, Chief Operating Officer, Chair and Director

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Controller, and Treasurer

/s/ BARRETT M. BONEMER
Barrett M. Bonemer, Vice President and Director

/s/ LAURA L. HANSON
Laura L. Hanson, Vice President and Director

/s/ PATRICK G. BOYLE
Patrick G. Boyle, Director

/s/ R. KEVIN CLINTON
R. Kevin Clinton, Director

/s/ NANCY F. HELLER
Nancy F. Heller, Director

/s/ SCOTT E. ROMINE
Scott E. Romine, Director

EXHIBIT LIST

Exhibit No.	Description
9.	Opinion and Consent of Counsel.
10.	Consent of Independent Registered Public Accounting Firm.